IRA RMA Program [Member] Investment Objectives and Goals - UBS Liquid Assets Government Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	UBS Liquid Assets Government Fund Fund summary
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.